As filed with the Securities and Exchange Commission on January 26, 2007
Securities Act Registration No. 333-136923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑	PRE-EFFECTIVE AMENDMENT NO. 4
☐	POST-EFFECTIVE AMENDMENT NO.

Tortoise Capital Resources Corporation

10801 Mastin Boulevard, Suite 222
Overland Park, Kansas 66210
(913) 981-1020

AGENT FOR SERVICE

David J. Schulte
10801 Mastin Boulevard, Suite 222
Overland Park, Kansas 66210

Copies of Communications to:

Steven F. Carman, Esq. Blackwell Sanders Peper Martin LLP 4801 Main Street, Suite 1000 Kansas City, MO 64112 (816) 983-8000	Cynthia M. Krus, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415 (202) 383-0100	Valerie Ford Jacob, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, NY 10004-1980 (212) 859-8000

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐  when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

	Proposed Maximum
Title of Securities	Aggregate	Amount of
Being Registered	Offering Price(1)	Registration Fee(2)
Common Stock	$119,000,000	$12,733

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File No. 333-136923) consists of the following:

(1) Facing sheet of this Registration Statement.

(2) Part C of this Registration Statement (including the signature page).

Parts A and B of this Registration Statement are unchanged from the Registration Statement filed by the Registrant on January 18, 2007, and are incorporated by reference herein. This Registration Statement is being filed solely to file exhibit h.

Part C — Other Information

Item 25.  Financial Statements and Exhibits

1. Financial Statements:

The Registrant’s audited financial statements dated November 30, 2006 and notes thereto are filed herein.

2. Exhibits:

Exhibit No.		Description of Document

a	.1.	Articles of Incorporation*
a	.2.	Articles Supplementary***
b	.	Bylaws*
c	.	Inapplicable
d	.	Form of Stock Certificate***
e	.	Dividend Reinvestment Plan***
f	.	Inapplicable
g	.1.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated January 1, 2007***
g	.2.	Sub-Advisory Agreement with Kenmont Investments Management, L.P. dated January 1, 2007***
h	.	Form of Underwriting Agreement(1)
i	.	Inapplicable
j	.	Custody Agreement with U.S. Bank National Association dated September 13, 2005*
k	.1.	Stock Transfer Agency Agreement with Computershare Investor Services, LLC dated September 13, 2005*
k	.2.	Administration Agreement with Tortoise Capital Advisors, L.L.C. dated November 14, 2006***
k	.3.	Warrant Agreement with Computershare Investor Services, LLC as Warrant Agent dated December 8, 2005*
k	.4.	Registration Rights Agreements with Merrill Lynch & Co; Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Stifel, Nicolaus & Company, Incorporated dated January 9, 2006*
k	.5.	Credit Agreement with U.S. Bank N.A. dated December 13, 2006***
k	.5.1.	First Amendment to Credit Agreement with U.S. Bank dated January 17, 2007(1)
k	.6.	Purchase Agreement dated December 22, 2006***
k	.7.	Purchase Agreement dated December 22, 2006***
k	.8.	Form of Warrant dated December 2006***
k	.9.	Registration Rights Agreement(2)
l	.	Opinion of Venable LLP****
m	.	Inapplicable
n	.	Consent of Independent Registered Public Accounting Firm****
o	.	Inapplicable
p	.1.	Form of Investment Representation, Transfer and Market Stand-Off Agreement*
p	.2.	Form of Subscription Agreement*
q	.	Inapplicable
r	.1.	Code of Ethics of the Company***
r	.2.	Code of Ethics of the Tortoise Capital Advisors, L.L.C.*

*	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed August 28, 2006 (File No. 333-136923).

**	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, filed November 9, 2006 (File No. 333-136923).

***	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, filed January 9, 2007 (File No. 333-136923).

****	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, filed January 18, 2007 (File No. 333-136923).

(1)	Filed herewith.

(2)	To be filed by amendment.

Item 26.  Marketing Arrangements

Reference is made to the underwriting agreement as Exhibit h.1. hereto.

Item 27.  Other Expenses and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NASD filing fee	$12,000
Securities and Exchange Commission fees	$12,305
New York Stock Exchange listing fee	$8,700
Directors’ fees and expenses	$6,000
Accounting fees and expenses	$62,250
Legal fees and expenses	$230,000
Printing expenses	$157,000
Transfer Agent’s fees	$2,500
Miscellaneous	$109,245

Total	$600,000

*	To be filed by amendment

Item 28.  Persons Controlled by or Under Common Control

The Company owns 100% of the ownership interests of Mowood, LLC, a Delaware limited liability company whose sole asset is a wholly-owned operating company, Omega Pipeline, LLC, also a Delaware limited liability company.

Item 29.  Number of Holders of Securities

As of December 31, 2006, the number of record holders of each class of securities of the Registrant was:

Number of
Title of Class	Record Holders

Common Stock ($0.001 par value)	100
Series A redeemable preferred stock ($0.001 par value)	43

Item 30.  Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty which is established by a final judgment as being material to the cause of action. The Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law and the 1940 Act.

The Charter authorizes the Company, to the maximum extent permitted by Maryland law and the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Company and at the request of the Company, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Company or as a present or former director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Bylaws obligate the Company, to the maximum extent permitted by Maryland law and the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director of the Company and at the request of the Company, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Company and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Company to indemnify and advance expenses to any person who served a predecessor of the Company in any of the capacities described above and any employee or agent of the Company or a predecessor of the Company.

Maryland law requires a corporation (unless its charter provides otherwise, which the Company’s Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made, or threatened to be made, a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Item 31.  Business and Other Connections of Investment Advisor

The information in the Statement of Additional Information under the caption “Management — Directors and Officers” is hereby incorporated by reference.

Item 32.  Location of Accounts and Records

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment adviser, Tortoise Capital Advisors, L.L.C., 10801 Mastin Boulevard, Suite 222, Overland Park, Kansas 66210, at the offices of the custodian, U.S. Bank National Association, 615 E. Michigan Street, Milwaukee, WI 53202, at the offices of the transfer agent, Computershare Investor

Services, LLC, 250 Royall Street MS 3B, Canton, MA 02021 or at the offices of the administrator Tortoise Capital Advisors, L.L.C., 10801 Mastin Boulevard, Suite 222, Overland Park, Kansas 66210.

Item 33.  Management Services

Not applicable.

Item 34.  Undertakings

1. The Registrant undertakes to suspend the offering of the common shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as state in the Prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant is filing this Registration Statement pursuant to Rule 430A under the 1933 Act and undertakes that: (a) for the purposes of determining any liability under the 1933 Act, the information omitted from the form of Prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; (b) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. Not applicable.

7. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Overland Park and State of Kansas on the 26th day of January, 2007.

Tortoise Capital Resources Corporation

By:	/s/ David J. Schulte
David J. Schulte,
President & CEO

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Terry C. Matlack Terry C. Matlack	Chief Financial Officer and Director (Principal Financial and Accounting Officer)	January 26, 2007

/s/ David J. Schulte David J. Schulte	Chief Executive Officer (Principal Executive Officer)	January 26, 2007

/s/ Conrad S. Ciccotello* Conrad S. Ciccotello	Director	January 26, 2007

/s/ John R. Graham* John R. Graham	Director	January 26, 2007

/s/ Charles E. Heath* Charles E. Heath	Director	January 26, 2007

/s/ H. Kevin Birzer* H. Kevin Birzer	Director	January 26, 2007

*By David J. Schulte pursuant to power of attorney filed on August 28, 2006 with the Registrant’s Registration Statement on Form N-2 (File No. 333-136923).

Exhibit Index

Exhibit No.		Description of Document

a	.1.	Articles of Incorporation*
a	.2.	Articles Supplementary***
b	.	Bylaws*
c	.	Inapplicable
d	.	Form of Stock Certificate***
e	.	Dividend Reinvestment Plan***
f	.	Inapplicable
g	.1.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated January 1, 2007***
g	.2.	Sub-Advisory Agreement with Kenmont Investments Management, L.P. dated January 1, 2007***
h	.	Form of Underwriting Agreement(1)
i	.	Inapplicable
j	.	Custody Agreement with U.S. Bank National Association dated September 13, 2005*
k	.1.	Stock Transfer Agency Agreement with Computershare Investor Services, LLC dated September 13, 2005*
k	.2.	Administration Agreement with Tortoise Capital Advisors, L.L.C. dated November 14, 2006***
k	.3.	Warrant Agreement with Computershare Investor Services, LLC as Warrant Agent dated December 8, 2005*
k	.4.	Registration Rights Agreements with Merrill Lynch & Co; Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Stifel, Nicolaus & Company, Incorporated dated January 9, 2006*
k	.5.	Credit Agreement with U.S. Bank N.A. dated December 13, 2006***
k	.5.1.	First Amendment to Credit Agreement with U.S. Bank dated January 17, 2007(1)
k	.6.	Purchase Agreement dated December 22, 2006***
k	.7.	Purchase Agreement dated December 22, 2006***
k	.8.	Form of Warrant dated December 2006***
k	.9.	Registration Rights Agreement(2)
l	.	Opinion of Venable LLP****
m	.	Inapplicable
n	.	Consent of Independent Registered Public Accounting Firm****
o	.	Inapplicable
p	.1.	Form of Investment Representation, Transfer and Market Stand-Off Agreement*
p	.2.	Form of Subscription Agreement*
q	.	Inapplicable
r	.1.	Code of Ethics of the Company***
r	.2.	Code of Ethics of the Tortoise Capital Advisors, L.L.C.*

*	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed August 28, 2006 (File No. 333-136923).

**	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, filed November 9, 2006 (File No. 333-136923).

***	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2, filed January 9, 2007 (File No. 333-136923).

****	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2, filed January 18, 2007 (File No. 333-136923).

(1)	Filed herewith.

(2)	To be filed by amendment.